Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets And Goodwill [Abstract]
Estimated Useful Lives of Intangible Assets

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to sixteen years
Customer relationships	Three to five years

Intangible assets consist of the following at (in thousands):

	Goodwill	Brand, trademarks & domain names	Customer relationships	Development costs	Total
Cost
At December 31, 2017	$38,449	$7,289	$2,384	$38,937	$87,059
Additions	-	-	-	50,978	50,978
Transfers	-	-	-	166	166
Foreign exchange movements	(2,406)	(443)	(145)	(4,602)	(7,596)
At December 31, 2018	36,043	6,846	2,239	85,479	130,607
Additions	305,526	958,407	3,878	78,401	1,346,212
Transfers	-	-	-	-	-
Foreign exchange movements	(502)	64	(107)	53	(492)
At December 31, 2019	341,067	965,317	6,010	163,933	1,476,327
Accumulated amortization
At December 31, 2017	-	(1,604)	(565)	(10,849)	(13,018)
Amortization for year	-	(459)	(1,057)	(14,683)	(16,199)
Transfers	-	-	-	-	-
Foreign exchange movements	-	123	96	1,736	1,955
At December 31, 2018	-	(1,940)	(1,526)	(23,796)	(27,262)
Amortization for year	-	(55,044)	(260)	(29,751)	(85,055)
Transfers	-	12	-	-	12
Foreign exchange movements	-	(42)	-	(1,013)	(1,055)
At December 31, 2019	-	(57,014)	(1,786)	(54,560)	(113,360)
Net book value
At December 31, 2018	36,043	4,906	713	61,683	103,345
At December 31, 2019	$341,067	$908,303	$4,224	$109,373	$1,362,967

Summary of Goodwill by Cash Generating Unit	Goodwill has been allocated to the following CGUs or group of CGUs. For details regarding additions to goodwill refer to Note 5.
	2018	2019
CGU
Marketplace	$16,368	$130,993
Browns – Platform	19,675	19,015
CuriosityChina	-	3,039
New Guards	-	188,020
Total Goodwill	$36,043	$341,067

Summary of Key Assumptions of Change to Recoverable Amount of Each Cash Generating Unit

The recoverable amount of each CGU would equal its carrying amount if the key assumptions were to change as follows:

	Marketplace	Browns – Platform	CuriosityChina	New Guards
Budgeted revenue growth (change in pp)	(30)	(3)	(11)	(13)
Pre-tax discount rate (change in pp)	8	2	5	6
Long term growth rate (change in pp)	(8)	(3)	(7)	(10)